Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income / (Loss) - EUR (€) € in Thousands		3 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Profit or loss [abstract]
Revenue		€ 2,225	€ 5,414
Research and development costs		(57,515)	(51,259)
General and administrative expenses		(17,915)	(10,436)
Operating profit / (loss)		(73,205)	(56,281)
Share of profit / (loss) of associate		(1,515)	(1,852)
Finance income		11,773	4,620
Finance expenses		(447)	(194)
Profit / (loss) before tax		(63,394)	(53,707)
Tax on profit / (loss) for the period		77	70
Net profit / (loss) for the period		(63,317)	(53,637)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		86	559
Other comprehensive income / (loss) for the period, net of tax		86	559
Total comprehensive income / (loss) for the period, net of tax		(63,231)	(53,078)
Profit / (loss) for the period attributable to owners of the Company		(63,317)	(53,637)
Total comprehensive income / (loss) for the period attributable to owners of the Company		€ (63,231)	€ (53,078)
Basic and diluted earnings / (loss) per share		€ (1.32)	€ (1.24)
Number of shares used for calculation (basic and diluted)	[1]	47,985,837	43,371,559

[1]	A total of 5,941,364 warrants outstanding as of March 31, 2020 can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the period presented. Similarly, a total of 5,650,777 warrants outstanding as of March 31, 2019 are also considered antidilutive for the period presented and have not been included in the calculation.